SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.  SHARE-BASED COMPENSATION

Share incentive plan

In September 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), In July 2017, the Company adopted the 2017 Share Incentive Plan (the “2017 Plan”), In June 2020, the Company adopted the 2020 Share Incentive Plan (the “2020 Plan”) which permits the grant of three types of awards: options, restricted shares and restricted share units (“RSUs”). Persons eligible to participate in the 2015 Plan, the 2017 Plan and the 2020 Plan include employees (including part-time employees) and the directors of the Company or any of affiliates, which include CreditEase, its subsidiaries and any entities in which CreditEase or a subsidiary of the Company holds a substantial ownership interest. According to the resolutions of the Board and the shareholders of the Company in July 2017, the 2015 Plan was amended. Under the amended 2015 plan, the maximum ordinary shares available for issuance were decreased to 3,939,100. Under the 2017 Plan, the maximum of 6,060,900 ordinary shares were reserved for issuance. Under the 2020 Plan, the maximum of 18,560,000 ordinary shares were reserved for issuance.

Over the life of the Plan 2017, 43,386 RSUs were granted on July 1, 2019, at the fair value of US$6.92 per ordinary share, which was determined based on the closing price of the Company’s American depositary shares (“ADSs”) on The New York Stock Exchange on the grant date. Approximately 20.0% of the share awards were immediately vested and the rest is expected to be vested in various days up to four years. Over the life of the Plan 2020, 2,592,140 RSUs were granted on June 30, 2020, at fair value of US $2.07 per ordinary share. Approximately 15.4% of the share awards were immediately vested and the rest is expected to be vested in various days up to three years. 143,560 RSUs were granted on December 31, 2020, at fair value of US $1.67 per ordinary share, which were expected to be vested in various days up to three years. 1,830,024 RSUs were granted on June 30, 2021, at fair value of US$3.01 per ordinary share, which were expected to be vested in various days up to three years. 1,381,350 RSUs were granted on July 1, 2021, at fair value of US $2.79 per ordinary share, and all share awards were immediately vested. 168,022 RSUs were granted on January 1, 2022, at fair value of US$1.43 per ordinary share, Approximately 3.1% of the share awards were immediately vested and the rest is expected to be vested in various days up to three years. 10,754,250 RSUs were granted on July 1, 2022, at fair value of US$0.88 per ordinary share, Approximately 79.5% of the share awards were immediately vested and the rest is expected to be vested in various days up to three years.

11.  SHARE-BASED COMPENSATION — continued

Share incentive plan — continued

Out of all the RSUs granted, 43,386 RSUs were granted to directors and employees of the Group under the 2017 Plan on July 1, 2019. 2,089,724 RSUs were granted under the 2020 Plan on June 30, 2020. 139,912 RSUs were granted on December 31, 2020. 1,060,464 RSUs were granted under the 2020 Plan on June 30, 2021. 447,698 RSUs were granted under the 2020 Plan on July 1, 2021. 79,732 RSUs were granted under the 2020 Plan on January 1, 2022. 3,633,302 RSUs were granted under the 2020 Plan on July 1, 2022. The awards granted to the employees of the Group are recognized as share-based compensation expenses, and measured based on the fair value as of the grant date. The Company recognized compensation expenses in general and administrative expense of RMB14,173, RMB19,089 and RMB22,135 for the years ended December 31, 2020, 2021 and 2022, respectively.

The remaining 502,416 RSUs were granted to employees of CreditEase and its consolidated subsidiaries and VIEs under the 2020 Plan on June 30, 2020. 3,648 RSUs were granted under the 2020 Plan on December 31, 2020. 769,560 RSUs were granted under the 2020 Plan on June 30, 2021. 933,652 RSUs were granted under the 2020 Plan on July 1, 2021. 88,290 RSUs were granted under the 2020 Plan on January 1, 2022. 7,120,948 RSUs were granted under the 2020 Plan on July 1, 2022. The awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs were recognized as deemed dividend from the Company to CreditEase as the employees of CreditEase do not provide services directly related to the Company. The awards are measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB5,312, RMB23,223 and RMB38,168 for the years ended December 31,2020, 2021 and 2022, respectively.

The total fair value of RSUs vested for the years ended on December 31, 2020,2021 and 2022 were RMB66,797, RMB59,611 and RMB73,068, respectively.

RSUs

A summary of RSUs activities is as follows:

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2020	2,609,944	4.31
Granted	3,211,374	2.91
Vested	(2,287,340)	4.04
Forfeited	(894,782)	3.32
Outstanding as of December 31, 2021	2,639,196	3.18
Granted	10,922,272	0.89
Vested	(9,442,362)	1.15
Forfeited	(915,276)	2.74
Outstanding as of December 31, 2022	3,203,830	1.48

As of December 31, 2022, unrecognized compensation cost related to unvested awards granted to employees of the Group, adjusted for estimated forfeitures, was RMB7,651. This cost is expected to be recognized over a weighted average period of 1.3 years on an accelerated basis.

As of December 31, 2022, unrecognized deemed dividend related to unvested awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs, adjusted for estimated forfeitures, was RMB4,105. Such deemed dividend will be recorded over a weighted average period of 1.4 years on an accelerated basis.